INTEREST-BEARING LOANS AND BORROWINGS - Long-term loans from banks, interest rate (Details)	Dec. 31, 2025	Dec. 31, 2024
Secured loans without swap contract | VND
INTEREST-BEARING LOANS AND BORROWINGS
Floating interest rate	14.00%
Secured loans without swap contract | USD | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Floating interest rate	6.20%	7.12%
Secured loans without swap contract | USD | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Floating interest rate	9.02%	9.08%
Secured loans with floating interest rate swapped for fixed interest rate (also fixed transaction rate) under swap contracts | USD
INTEREST-BEARING LOANS AND BORROWINGS
Fixed interest rate		4.10%
Secured loans with floating interest rate swapped for fixed interest rate (also fixed transaction rate) under swap contracts | USD | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Fixed interest rate	4.10%
Secured loans with floating interest rate swapped for fixed interest rate (also fixed transaction rate) under swap contracts | USD | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Fixed interest rate	6.58%
Secured loans | EUR | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Floating interest rate	4.76%	5.08%
Secured loans | EUR | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Floating interest rate	5.81%	6.73%
Secured loans | INR | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Floating interest rate	9.20%
Secured loans | INR | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Floating interest rate	11.45%
Secured loans | IDR | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Floating interest rate	8.46%
Secured loans | IDR | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Floating interest rate	9.43%